METLIFE INVESTMENTS SECURITIES, LLC

CRD No. 285684

SEC. I.D. No. 8-69857

STATEMENT OF FINANCIAL CONDITION AS

OF DECEMBER 31, 2017 AND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

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Filed in accordance with Rule 17a-5(e)(3)

under the Security Exchange Act of 1934

as a PUBLIC DOCUMENT.

Deloitte & Touche LLP 30 Rockefeller Plaza
New York, NY 10112
USA
Tel: + 1 212 492 4000
Fax: +1 212 489 1687 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers of Metlife Investments Securities, LLC

Opinion on the Financial Statement

We have audited the accompanying statement of financial condition of Metlife Investments Securities, LLC (the “Company”) as of December 31, 2017, and the related notes (collectively referred to as the “financial statement”). In our opinion, the financial statement presents fairly, in all material respects, the financial position of the company as of December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

This financial statement is the responsibility of the Company’s management. Our responsibility is to express an opinion on this financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

Emphasis of a Matter

As described in Note 2, the accompanying financial statement include significant transactions with affiliates and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had operated as an unaffiliated business. Our opinion is not modified with respect to this matter.

March 1, 2018

We have served as the Company’s auditor since 2017.

METLIFE INVESTMENTS SECURITIES, LLC STATEMENT OF FINANCIAL CONDITION AS OF DECEMBER 31, 2017

Assets
Cash	$4,013,314
Receivable from affiliate	207,424
Prepaid expense	68,936

Total assets	$4,289,674

Liabilities and Member’s Capital
Liabilities
Accrued expenses	$187,000

Total liabilities	187,000

Member’s capital
Contributed capital	4,000,000
Retained earnings	102,674

Total member’s capital	4,102,674

Total liabilities and member’s capital	$4,289,674

See notes to statement of financial condition.

METLIFE INVESTMENTS SECURITIES, LLC

NOTES TO STATEMENT OF FINANCIAL CONDITION

AS OF DECEMBER 31, 2017

1.	ORGANIZATION

MetLife Investments Securities, LLC (“the Company”) is a registered broker-dealer under the Securities Exchange Act of 1934 (the “1934 Act”), and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Company’s sole member is MetLife Investors Group, LLC (the “Member”), and as such is a direct, wholly-owned subsidiary. The Member is a wholly owned subsidiary of MetLife, Inc. (“MetLife”), a Delaware Corporation. The Member funded the $4,000,000 initial capital contribution made to the Company on January 20, 2017. The Company received approval from FINRA to commence operations on August 21, 2017.

The Company, as an introducing broker, offers interests in certain private funds to unaffiliated investors. The funds are managed or advised by the Company’s U.S. Securities and Exchange Commission (“SEC”) registered investment advisor affiliate, MetLife Investment Advisors, LLC (“MLIA”). The Company provides placement agent services for MLIA’s institutional investment advisory businesses.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation – The statement of financial condition has been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. The statement of financial condition includes significant transactions with an affiliate and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had operated as an unaffiliated business.

Use of Estimates – The preparation of the statement of financial condition in conformity with GAAP requires management to make estimates and assumptions that affect amounts of assets and liabilities at the date of statement of financial condition. Actual results could materially differ from those estimates.

Cash – Cash is comprised of cash on deposit.

Revenue Recognition – Placement agent fee revenue earned by the Company from MLIA is recorded on an accrual basis and is based on operating expenses incurred, both direct expenses and allocated expenses, plus a ten percent profit margin mark-up. The related receivable from affiliate is settled in accordance with the master service agreement (the “Service Agreement”) with MLIA.

Operating Expenses – The Company has entered into the Service Agreement with MLIA for certain administrative services necessary to conduct its activities. The related payable is settled in accordance with the Service Agreement with MLIA.

METLIFE INVESTMENTS SECURITIES, LLC

(An indirect Subsidiary of MetLife, Inc.)

Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

The Company’s financial assets and liabilities are carried at fair value or contracted amounts which approximate fair value. The Company does not currently have any financial assets or liabilities carried at fair value. The assets and liabilities that are on the statement of financial condition (cash, receivable from affiliate, prepaid expense and accrued expenses) are carried at amounts other than fair value. The estimated fair value of these assets and liabilities approximates carrying value as they are short-term in nature and generally have negligible credit risk.

Future Adoption of New Accounting Pronouncements

In May 2014, the Financial Accounting Standard Board (“FASB”) issued a comprehensive new revenue recognition (Accounting Standard Update (“ASU”) 2014-09, Revenue from Contracts with Customers - Topic 606), effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years. The Company will apply this guidance retrospectively. The new guidance supersedes nearly all existing revenue recognition guidance under GAAP. For those contracts that are impacted, the new guidance requires an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. The Company adopted this guidance on January 1, 2018 without a material impact to the statement of financial condition.

3.	RELATED PARTY TRANSACTIONS

The Company had net receivable from affiliate of $207,424 as of December 31, 2017.

4.	REGULATORY REQUIREMENTS

The Company is subject to the SEC’s Uniform Net Capital Rule (“Rule 15c3-1” or “the Rule”) which requires the maintenance of minimum net capital and requires that aggregate indebtedness cannot exceed 1,500 percent of net capital (or 800 percent of net capital for 12 months after commencing business as a broker or dealer). At December 31, 2017, the Company had net capital of $3,826,314 which was $3,802,939 in excess of $23,375, the required minimum.

Because the Company carries no customer accounts and receives no customer funds or securities, it is exempt from Rule 15c3-3 under the 1934 Act pursuant to section (k)(2)(i) of the Rule.

5.	INCOME TAXES

The Company is considered a disregarded entity for U.S. income tax purposes.

6.	MEMBER’S CAPITAL

MetLife Investors Group, Inc. holds 100 percent of the Company’s membership interest and all of Member’s Capital.

METLIFE INVESTMENTS SECURITIES, LLC

(An indirect Subsidiary of MetLife, Inc.)

7.	SUBSEQUENT EVENTS

On January 2, 2018, the Company entered into an agreement with an affiliated registered investment advisor, Logan Circle Partners, L.P. (“LCP”), to represent LCP’s institutional investment advisory businesses.

The Company evaluated subsequent events through March 1, 2018, the date the December 31, 2017 statement of financial condition was issued, and has determined there are no other material subsequent events, recurring adjustments to or disclosure in the statement of financial condition.

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